Note 24. Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Operating Leases, Rent Expense, Net	$ 1,100,000	$ 1,300,000	$ 16,600,000
Long-term Purchase Commitment, Time Period	1 to 12 years
AmountsPurchasedUnderContractualCommitments	37,400,000	45,900,000	47,300,000
Direct Operating Cost, Royalty Expense	500,000	1,600,000	3,600,000
AmountOfSelfInsuranceForCostsIncurredRelatingToSingleLiabilityClaimInYearMaximum	5,000,000
AmountOfSelfInsuranceForCostsIncurredInAggregateRelatedToLiabilityClaimsInYearMaximum	10,000,000
Self Insurance Reserve	4,600,000	7,100,000
Operating Leases, Future Minimum Payments Due	6,970,000
Retained Obligation From Sale of Early Stage [Member]
Operating Leases, Future Minimum Payments Due	700,000
Isotopes [Member]
Purchase Obligation	240,000,000
Outsourcing of Information Technology Infrastructure [Member]
Purchase Obligation	$ 2,500,000	$ 2,300,000